Prospectus Supplement                                           217632 08/04
dated August 20, 2004 to:
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PUTNAM CAPITAL APPRECIATION FUND
Prospectuses dated September 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the teams' management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Josh H. Brooks          2004      2003-Present           Putnam Management
                                  Prior to April 2003    Delaware Investments
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Portfolio member        Since     Experience
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Richard P. Cervone      2004      1998-Present           Putnam Management
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Joseph P. Joseph        1999      1994-Present           Putnam Management
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James C. Wiess          2004      2000-Present           Putnam Management
                                  Prior to April 2000    JP Morgan Company
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James S. Yu            2003       2002-Present           Putnam Management
                                  Prior to Oct. 2002     John Hancock Funds
                                  Prior to June 2000     Merrill Lynch
                                                         Investment Management
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